Risk Report - Credit Risk Exposure - Main credit exposure categories by geographical region (Detail) - EUR (€) € in Millions		Dec. 31, 2017		Dec. 31, 2016
Total countries [Domain Member]
Credit Risk Profile by Region [Line Items]
Loans		€ 405,621	[1]	€ 413,455	[2]
Irrevocable lending commitments		158,253	[3]	166,063	[4]
Contingent liabilities		48,212		52,341
OTC derivatives	[5]	31,430		44,193
Traded Loans		10,876		13,193
Traded Bonds		87,264		81,293
Debt securities	[6]	48,251		54,722
Repo and repo-style transactions	[7]	104,800		104,909
Total		894,707		930,169
Europe [Member]
Credit Risk Profile by Region [Line Items]
Loans		299,937	[1]	303,329	[2]
Irrevocable lending commitments		65,739	[3]	65,926	[4]
Contingent liabilities		27,574		28,747
OTC derivatives	[5]	18,353		25,944
Traded Loans		3,149		4,157
Traded Bonds		33,120		23,924
Debt securities	[6]	35,304		41,438
Repo and repo-style transactions	[7]	26,648		24,418
Total		509,825		517,881
Germany [Member]
Credit Risk Profile by Region [Line Items]
Loans		199,867	[1]	197,368	[2]
Irrevocable lending commitments		27,483	[3]	27,954	[4]
Contingent liabilities		10,739		11,511
OTC derivatives	[5]	1,661		2,636
Traded Loans		146		236
Traded Bonds		4,912		3,070
Debt securities	[6]	12,414		12,970
Repo and repo-style transactions	[7]	3,421		5,571
Total		260,644		261,316
United Kingdom [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,895	[1]	7,942	[2]
Irrevocable lending commitments		5,748	[3]	7,331	[4]
Contingent liabilities		1,514		1,422
OTC derivatives	[5]	5,849		7,925
Traded Loans		190		519
Traded Bonds		9,668		4,224
Debt securities	[6]	864		1,929
Repo and repo-style transactions	[7]	10,123		9,327
Total		40,851		40,620
France [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,651	[1]	2,703	[2]
Irrevocable lending commitments		8,265	[3]	5,854	[4]
Contingent liabilities		1,266		1,373
OTC derivatives	[5]	1,231		1,436
Traded Loans		242		216
Traded Bonds		3,096		2,255
Debt securities	[6]	3,597		4,866
Repo and repo-style transactions	[7]	3,442		1,830
Total		23,788		20,534
Luxembourg [Member]
Credit Risk Profile by Region [Line Items]
Loans		15,983	[1]	19,312	[2]
Irrevocable lending commitments		2,858	[3]	2,998	[4]
Contingent liabilities		484		575
OTC derivatives	[5]	1,102		1,521
Traded Loans		247		330
Traded Bonds		1,017		1,228
Debt securities	[6]	6,142		7,179
Repo and repo-style transactions	[7]	711		372
Total		28,544		33,515
Italy [Member]
Credit Risk Profile by Region [Line Items]
Loans		21,836	[1]	21,374	[2]
Irrevocable lending commitments		1,642	[3]	1,462	[4]
Contingent liabilities		3,657		3,607
OTC derivatives	[5]	1,750		3,183
Traded Loans		497		444
Traded Bonds		4,167		2,195
Debt securities	[6]	642		279
Repo and repo-style transactions	[7]	820		1,808
Total		35,012		34,351
Netherlands [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,304	[1]	8,934	[2]
Irrevocable lending commitments		6,498	[3]	6,370	[4]
Contingent liabilities		1,627		1,749
OTC derivatives	[5]	2,292		3,270
Traded Loans		493		224
Traded Bonds		2,022		2,164
Debt securities	[6]	2,793		4,143
Repo and repo-style transactions	[7]	82		474
Total		24,112		27,328
Spain [Member]
Credit Risk Profile by Region [Line Items]
Loans		13,250	[1]	13,196	[2]
Irrevocable lending commitments		1,866	[3]	1,785	[4]
Contingent liabilities		3,046		3,045
OTC derivatives	[5]	704		671
Traded Loans		227		361
Traded Bonds		2,188		1,451
Debt securities	[6]	946		756
Repo and repo-style transactions	[7]	987		674
Total		23,213		21,939
Ireland [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,415	[1]	5,113	[2]
Irrevocable lending commitments		1,843	[3]	1,742	[4]
Contingent liabilities		481		465
OTC derivatives	[5]	972		1,525
Traded Loans		272		305
Traded Bonds		1,022		1,251
Debt securities	[6]	655		746
Repo and repo-style transactions	[7]	2,673		1,216
Total		12,333		12,364
Switzerland [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,922	[1]	7,350	[2]
Irrevocable lending commitments		2,324	[3]	2,285	[4]
Contingent liabilities		2,488		2,044
OTC derivatives	[5]	313		243
Traded Loans		65		162
Traded Bonds		644		1,134
Debt securities	[6]	163		186
Repo and repo-style transactions	[7]	416		230
Total		13,336		13,635
Poland [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,871	[1]	7,402	[2]
Irrevocable lending commitments		807	[3]	702	[4]
Contingent liabilities		234		208
OTC derivatives	[5]	26		65
Traded Loans		36		6
Traded Bonds		296		281
Debt securities	[6]	1,820		1,542
Repo and repo-style transactions	[7]	0		0
Total		11,089		10,205
Belgium [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,177	[1]	1,581	[2]
Irrevocable lending commitments		1,280	[3]	1,423	[4]
Contingent liabilities		405		399
OTC derivatives	[5]	352		481
Traded Loans		12		5
Traded Bonds		601		424
Debt securities	[6]	1,574		2,520
Repo and repo-style transactions	[7]	0		80
Total		5,401		6,914
Other Europe [Member]
Credit Risk Profile by Region [Line Items]
Loans		10,765	[1]	11,055	[2]
Irrevocable lending commitments		5,124	[3]	6,018	[4]
Contingent liabilities		1,633		2,349
OTC derivatives	[5]	2,099		2,988
Traded Loans		723		1,347
Traded Bonds		3,486		4,248
Debt securities	[6]	3,696		4,322
Repo and repo-style transactions	[7]	3,975		2,836
Total		31,500		35,162
North America [Member]
Credit Risk Profile by Region [Line Items]
Loans		64,086	[1]	69,921	[2]
Irrevocable lending commitments		85,358	[3]	92,699	[4]
Contingent liabilities		10,031		12,013
OTC derivatives	[5]	10,015		12,162
Traded Loans		5,129		6,471
Traded Bonds		31,636		36,332
Debt securities	[6]	10,986		11,444
Repo and repo-style transactions	[7]	56,776		61,771
Total		274,017		302,814
US [Member]
Credit Risk Profile by Region [Line Items]
Loans		53,795	[1]	56,567	[2]
Irrevocable lending commitments		80,776	[3]	87,503
Contingent liabilities		9,489		11,336
OTC derivatives		8,036	[5]	9,307
Traded Loans		4,750		6,181
Traded Bonds		29,972		30,961
Debt securities	[6]	10,623		10,843
Repo and repo-style transactions		44,659	[7]	47,528
Total		242,101		260,225
Cayman Islands [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,312	[1]	2,993	[2]
Irrevocable lending commitments		1,951	[3]	1,045	[4]
Contingent liabilities		52		86
OTC derivatives	[5]	700		725
Traded Loans		103		37
Traded Bonds		1,041		1,215
Debt securities	[6]	17		24
Repo and repo-style transactions	[7]	9,162		11,679
Total		15,336		17,804
Canada [Member]
Credit Risk Profile by Region [Line Items]
Loans		838	[1]	2,247	[2]
Irrevocable lending commitments		1,564	[3]	2,288	[4]
Contingent liabilities		110		163
OTC derivatives	[5]	1,092		1,723
Traded Loans		87		112
Traded Bonds		272		628
Debt securities	[6]	346		249
Repo and repo-style transactions	[7]	1,688		95
Total		5,996		7,505
Other North America [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,141	[1]	8,115	[2]
Irrevocable lending commitments		1,068	[3]	1,863	[4]
Contingent liabilities		380		428
OTC derivatives	[5]	187		406
Traded Loans		190		142
Traded Bonds		351		3,528
Debt securities	[6]	0		328
Repo and repo-style transactions	[7]	1,267		2,470
Total		10,584		17,279
Asia/Pacific [Member]
Credit Risk Profile by Region [Line Items]
Loans		34,469	[1]	31,644	[2]
Irrevocable lending commitments		4,447	[3]	5,782	[4]
Contingent liabilities		8,967		9,958
OTC derivatives	[5]	2,254		4,753
Traded Loans		1,735		1,606
Traded Bonds		20,319		18,525
Debt securities	[6]	1,025		1,425
Repo and repo-style transactions	[7]	19,909		17,515
Total		93,126		91,208
Japan [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,093	[1]	888	[2]
Irrevocable lending commitments		276	[3]	299	[4]
Contingent liabilities		349		350
OTC derivatives	[5]	366		941
Traded Loans		66		95
Traded Bonds		4,760		3,932
Debt securities	[6]	15		17
Repo and repo-style transactions	[7]	10,354		9,002
Total		17,278		15,522
Australia [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,477	[1]	1,259	[2]
Irrevocable lending commitments		1,076	[3]	1,142	[4]
Contingent liabilities		128		166
OTC derivatives	[5]	277		445
Traded Loans		310		143
Traded Bonds		3,716		3,357
Debt securities	[6]	588		949
Repo and repo-style transactions	[7]	1,453		1,157
Total		9,026		8,619
India [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,034	[1]	7,589	[2]
Irrevocable lending commitments		717	[3]	371	[4]
Contingent liabilities		1,645		1,735
OTC derivatives	[5]	219		537
Traded Loans		86		8
Traded Bonds		3,973		3,148
Debt securities	[6]	0		0
Repo and repo-style transactions	[7]	1,517		1,578
Total		15,191		14,966
China [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,393	[1]	2,953	[2]
Irrevocable lending commitments		378	[3]	722	[4]
Contingent liabilities		1,195		1,113
OTC derivatives	[5]	263		446
Traded Loans		2		11
Traded Bonds		836		687
Debt securities	[6]	0		0
Repo and repo-style transactions	[7]	3,130		1,945
Total		10,198		7,877
Singapore [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,946	[1]	3,885	[2]
Irrevocable lending commitments		419	[3]	434	[4]
Contingent liabilities		794		807
OTC derivatives	[5]	177		142
Traded Loans		75		419
Traded Bonds		927		1,528
Debt securities	[6]	0		1
Repo and repo-style transactions	[7]	220		280
Total		7,559		7,497
Hong Kong [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,224	[1]	2,405	[2]
Irrevocable lending commitments		385	[3]	944	[4]
Contingent liabilities		598		566
OTC derivatives	[5]	144		407
Traded Loans		551		174
Traded Bonds		399		343
Debt securities	[6]	2		0
Repo and repo-style transactions	[7]	45		64
Total		6,348		4,903
Other Asia/Pacific [Member]
Credit Risk Profile by Region [Line Items]
Loans		11,300	[1]	12,664	[2]
Irrevocable lending commitments		1,197	[3]	1,869	[4]
Contingent liabilities		4,259		5,221
OTC derivatives	[5]	808		1,834
Traded Loans		644		757
Traded Bonds		5,707		5,531
Debt securities	[6]	419		458
Repo and repo-style transactions	[7]	3,190		3,490
Total		27,526		31,824
Other geographical areas [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,130	[1]	8,561	[2]
Irrevocable lending commitments		2,708	[3]	1,655	[4]
Contingent liabilities		1,639		1,624
OTC derivatives	[5]	808		1,334
Traded Loans		862		960
Traded Bonds		2,190		2,513
Debt securities	[6]	936		414
Repo and repo-style transactions	[7]	1,466		1,204
Total		€ 17,739		€ 18,266

[1]	Includes impaired loans amounting to 6.2billion as of December31, 2017
[2]	Includes impaired loans amounting to 7.4billion as of December31, 2016
[3]	Includes irrevocable lending commitments related to consumer credit exposure of 10.1billion as of December31, 2017
[4]	Includes irrevocable lending commitments related to consumer credit exposure of 10.3billion as of December31, 2016
[5]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[6]	Includes debt securities on financial assets available for sale and securities held to maturity
[7]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed